The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 96.57%
COMMON STOCKS - 61.38%
AEROSPACE & DEFENSE - 0.71%
Aerojet Rocketdyne Holdings, Inc.	7,996		$375,492
APPLICATION SOFTWARE - 6.69%
Pluralsight, Inc. Class A (a)	11,611		259,390
RealPage, Inc. (a)	11,788		1,027,914
SEMrush Holdings, Inc. Class A (a)	150		1,786
Slack Technologies, Inc. Class A (a)	54,713		2,222,989
			3,512,079
ASSET MANAGEMENT & CUSTODY BANKS - 0.15%
Waddell & Reed Financial, Inc. Class A	3,065		76,778
BIOTECHNOLOGY - 5.31%
Alexion Pharmaceuticals, Inc. (a)	16,471		2,518,581
China Biologic Products Holdings, Inc. - ADR (a)	2,277		269,619
			2,788,200
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 2.81%
Navistar International Corporation (a)	33,467		1,473,552
DATA PROCESSING & OUTSOURCED SERVICES - 0.41%
NIC, Inc.	6,370		216,134
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.20%
Coherent, Inc. (a)	5,567		1,407,839
FLIR Systems, Inc.	32,763		1,850,126
			3,257,965
HEALTH CARE EQUIPMENT - 4.98%
Varian Medical Systems, Inc. (a)(e)	14,815		2,615,292
HEALTH CARE TECHNOLOGY - 1.82%
Change Healthcare, Inc. (a)	43,250		955,825
HOTELS, RESORTS & CRUISE LINES - 0.90%
Extended Stay America, Inc. (j)	24,025		474,494
INSURANCE BROKERS - 6.24%
Willis Towers Watson plc - ADR (e)	14,325		3,278,706
INTEGRATED TELECOMMUNICATION SERVICES - 0.25%
Cincinnati Bell, Inc. (a)	8,716		133,791
INTERACTIVE MEDIA & SERVICES - 0.05%
Sogou, Inc. - ADR (a)	3,761		28,396
LIFE & HEALTH INSURANCE - 1.04%
American Equity Investment Life Holding Company (j)	160		5,045
Athene Holding Ltd. - ADR (a)	10,443		526,327
Genworth Financial, Inc. Class A (a)	4,159		13,808
			545,180
LIFE SCIENCES TOOLS & SERVICES - 1.55%
PRA Health Sciences, Inc. (a)	5,295		811,882
MULTI-LINE INSURANCE - 0.43%
The Hartford Financial Services Group, Inc.(j)	3,400		227,086
PHARMACEUTICALS - 1.85%
Aphria, Inc. - ADR (a)	9,292		170,694
GW Pharmaceuticals plc - ADR (a)	2,991		648,748
TPCO Holding Corporation - ADR (a)	20,481		151,969
			971,411
RAILROADS - 1.03%
Kansas City Southern	2,056		542,620
REGIONAL BANKS - 0.20%
TCF Financial Corporation	2,252		104,628
REITs - 0.42%
Brookfield Property Partners LP (b)	12,421		220,970
RESEARCH & CONSULTING SERVICES - 5.83%
CoreLogic, Inc. (j)	10,845		859,466
IHS Markit Ltd. - ADR	22,759		2,202,616
			3,062,082
SEMICONDUCTORS - 11.54%
Inphi Corporation (a)(e)	13,537		2,415,136
Magnachip Semiconductor Corporation (a)	10,207		254,154
Maxim Integrated Products, Inc. (a)	21,778		1,989,856
Xilinx, Inc. (a)	11,334		1,404,283
			6,063,429
SPECIALITY CHEMICALS - 0.00%
Diversey Holdings Ltd. - ADR (a)	8		118
SPECIALTY STORES - 0.71%
The Michaels Cos, Inc. (a)(j)	4,788		105,049
Sportsman's Warehouse Holdings, Inc. (a)	15,402		265,530
			370,579
TIRES & RUBBER - 0.26%
Cooper Tire & Rubber Company	2,429		135,975
TOTAL COMMON STOCKS (Cost $30,678,509)			32,242,664
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 15.95% (a)
26 Capital Acquisition Corporation	1,800		18,072
890 5th Avenue Partners, Inc. Class A	5,000		49,750
Accelerate Acquisition Corporation	9,000		89,370
ACE Convergence Acquisition Corporation Class A - ADR	17,419		173,667
Ajax I Class A - ADR	26,768		274,640
Altimar Acquisition Corporation Class A - ADR	5,428		53,629
Altimar Acquisition Corporation II - ADR	100		1,020
Altimar Acquisition Corporation III - ADR	2,313		23,130
Anzu Special Acquisition Corporation I	200		1,996
Apollo Strategic Growth Capital Class A - ADR	14,346		142,025
Archimedes Tech SPAC Partners Company	187		1,849
Ares Acquisition Corporation - ADR	1,950		19,500
Arrowroot Acquisition Corporation (f)	7,864		78,050
Artius Acquisition, Inc. - ADR	18,538		187,234
Ascendant Digital Acquisition Corporation Class A - ADR	8,302		82,190
Atlas Crest Investment Corporation II	1,450		14,507
Aurora Acquisition Corporation - ADR	182		1,884
Austerlitz Acquisition Corporation I - ADR	756		7,590
Austerlitz Acquisition Corporation II - ADR	900		9,027
Authentic Equity Acquisition Corporation - ADR	400		3,956
Avanti Acquisition Corporation Class A - ADR	8,716		85,155
Bespoke Capital Acquisition Corporation Class A - ADR	15,093		150,628
BlueRiver Acquisition Corporation - ADR	150		1,496
Build Acquisition Corporation	1,136		11,212
Burgundy Technology Acquisition Corporation - ADR	857		9,337
Burgundy Technology Acquisition Corporation Class A - ADR	14,707		145,452
CC Neuberger Principal Holdings II Class A - ADR	9,734		95,977
CC Neuberger Principal Holdings III - ADR	1,500		14,985
Cerberus Telecom Acquisition Corporation Class A - ADR	5,345		52,916
CF Acquisition Corporation VI	900		8,928
CF Acquisition Corporation VIII	3,028		30,038
CHP Merger Corporation (f)	1,828		18,865
CHP Merger Corporation Class A	4,376		43,366
Churchill Capital Corporation II Class A	1,816		18,160
Class Acceleration Corporation	150		1,485
Climate Real Impact Solutions II Acquisition Corporation	68		680
Cohn Robbins Holdings Corporation Class A - ADR	15,588		153,230
Colicity, Inc. Class A	5,272		53,247
Colonnade Acquisition Corporation II - ADR	1,000		9,850
Compute Health Acquisition Corporation Class C	200		2,018
Conx Corporation Class A	8,816		87,896
Corner Growth Acquisition Corporation - ADR	2,686		27,129
COVA Acquisition Corporation - ADR	2,301		22,895
D & Z Media Acquisition Corporation	2,350		23,241
D8 Holdings Corporation Class A - ADR	24,400		242,536
Decarbonization Plus Acquisition Corporation II	500		5,030
Deep Lake Capital Acquisition Corporation - ADR	4,760		47,886
DFP Healthcare Acquisitions Corporation Class A (f)	4,763		47,439
DigitalOcean Holdings, Inc.	100		4,213
E.Merge Technology Acquisition Corporation Class A	16,998		165,730
Empower Ltd. Class A - ADR	5,356		53,453
Equity Distribution Acquisition Corporation Class A	24,951		247,264
ESM Acquisition Corporation - ADR	933		9,274
Falcon Capital Acquisition Corporation Class A	6,253		62,342
FinServ Acquisition Corporation II	100		997
Fintech Evolution Acquisition Group - ADR	5,096		50,298
FirstMark Horizon Acquisition Corporation Class A	4,182		43,995
Foresight Acquisition Corporation	828		8,205
Fortress Capital Acquisition Corporation - ADR	4,916		49,209
Fortress Value Acquisition Corporation II Class A	4,111		40,987
Frazier Lifesciences Acquisition Corporation Class A - ADR	1,900		19,304
FTAC Athena Acquisition Corporation - ADR	3,667		36,670
FTAC Hera Acquisition Corporation - ADR	2,134		21,319
Fusion Acquisition Corporation Class A	22,970		228,781
Fusion Acquisition Corporation II	3,000		29,790
G Squared Ascend I, Inc. - ADR	3,633		36,330
GigCapital4, Inc.	1,857		18,329
Goal Acquisitions Corporation	8,032		80,400
Golden Falcon Acquisition Corporation Class A	4,958		47,944
Gores Holdings V, Inc.	3		28
Gores Holdings V, Inc. Class A	5,639		56,277
GS Acquisition Holdings Corporation Class A	10,935		114,052
Haymaker Acquisition Corporation III	4,762		47,334
Healthcare Services Acquisition Corporation Class A	6,430		62,242
Hennessy Capital Investment Corporation V	100		1,012
Highcape Capital Acquisition Corporation Class A	23,339		278,201
Highland Transcend Partners I Corporation - ADR	50,169		504,699
Hudson Executive Investment Corporation Class A	26,977		267,612
Hudson Executive Investment Corporation II	200		1,962
Independence Holdings Corporation - ADR	1,500		15,000
InterPrivate II Acquisition Corporation	897		8,871
InterPrivate III Financial Partners, Inc.	897		8,844
InterPrivate IV InfraTech Partners, Inc.	231		2,287
Jack Creek Investment Corporation - ADR	1,500		14,865
Jaws Mustang Acquisition Corporation - ADR	600		6,090
Jaws Spitfire Acquisition Corporation - ADR	27,912		297,263
Kensington Capital Acquisition Corporation II	1,500		15,390
Khosla Ventures Acquisition Company III Class A	3,593		35,786
Kismet Acquisition One Corporation - ADR	5,411		53,569
KL Acquisition Corporation Class A	12,891		125,043
KludeIn I Acquisition Corporation	3,000		29,850
Lerer Hippeau Acquisition Corporation Class A	2,901		28,720
LGL Systems Acquisition Corporation Class A	14,098		140,134
Longview Acquisition Corporation II	6,307		63,322
Marlin Technology Corporation - ADR	9,417		90,497
Marlin Technology Corporation Class A - ADR	2		20
Marquee Raine Acquisition Corporation - ADR	775		7,866
Mason Industrial Technology, Inc.	2,774		27,574
Montes Archimedes Acquisition Corporation Class A	2,900		28,362
Motive Capital Corporation Class A - ADR	10,194		99,901
The Music Acquisition Corporation	2,750		27,445
Newbury Street Acquisition Corporation	838		8,288
NextGen Acquisition Corporation Class A - ADR	4,575		45,384
Noble Rock Acquisition Corporation - ADR	300		2,967
Northern Genesis Acquisition Corporation II	200		2,048
Novus Capital Corporation II	400		4,000
Osprey Technology Acquisition Corporation Class A	1,007		10,392
Pathfinder Acquisition Corporation - ADR	5,310		52,569
Peridot Acquisition Corporation II - ADR	2,500		24,850
Pershing Square Tontine Holdings Ltd. Class A (j)	3,005		72,150
Pioneer Merger Corporation - ADR	10,362		103,516
Pivotal Investment Corporation III	852		8,520
Pontem Corporation Class A - ADR	6,744		65,282
Power & Digital Infrastructure Acquisition Corporation	100		1,005
Prime Impact Acquisition I - ADR	57		564
Prime Impact Acquisition I Class A - ADR	6,492		63,167
Progress Acquisition Corporation	65		640
Property Solutions Acquisition Corporation II	1,847		18,156
Prospector Capital Corporation Class A - ADR	6,639		64,597
Qell Acquisition Corporation Class A - ADR	1,106		11,259
RedBall Acquisition Corporation Class A - ADR	4,809		47,850
Reinvent Technology Partners Y - ADR	535		5,371
Replay Acquisition Corporation - ADR	10,146		101,764
Revolution Acceleration Acquisition Corporation Class A	3,969		40,246
RMG Acquisition Corporation III - ADR	5,983		59,531
Rocket Internet Growth Opportunities Corporation - ADR	5,017		50,220
Ross Acquisition Corporation II - ADR	153		1,524
ScION Tech Growth II - ADR	1,250		12,450
Senior Connect Acquisition Corporation I Class A	4,566		44,382
Simon Property Group Acquisition Holdings, Inc.	5,267		52,933
Soaring Eagle Acquisition Corporation - ADR	200		2,024
Spartan Acquisition Corporation III	9,225		92,527
Sports Entertainment Acquisition Corporation	1,934		19,843
Sports Entertainment Acquisition Corporation Class A	7,247		70,803
Starboard Value Acquisition Corporation Class A	5,364		53,265
Supernova Partners Acquisition Company III Ltd. - ADR	3,172		31,720
Sustainable Development Acquisition I Corporation	300		2,985
Tailwind Acquisition Corporation Class A	15,365		152,421
Thimble Point Acquisition Corporation	300		3,000
Thunder Bridge Capital Partners III, Inc.	5,475		54,148
Tishman Speyer Innovation Corporation II	5,141		51,410
TPG Pace Tech Opportunities Corporation Class A - ADR	1,243		12,318
Tribe Capital Growth Corporation I	3,142		31,577
TWC Tech Holdings II Corporation Class A	5,484		53,963
Twelve Seas Investment Company II	587		5,782
Union Acquisition Corporation II - ADR	14		141
VectoIQ Acquisition Corporation II	6,713		68,003
VG Acquisition Corporation Class A - ADR	1,263		12,845
Virgin Group Acquisition Corporation II - ADR	5,317		52,798
Virtuoso Acquisition Corporation	7,194		70,933
Vy Global Growth Class A - ADR	8,099		81,962
Yucaipa Acquisition Corporation Class A - ADR	12,336		121,510
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $8,338,711)			8,380,718

PRIVATE INVESTMENT IN PUBLIC EQUITY - 0.19% (a)(f)(l)
Ascendant Digital Acquisition Corporation Class A (b)	1,200		12,000
Tuscan Holdings Corporation	9,000		90,000
TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (Cost $102,000)			102,000

PREFERRED STOCKS - 0.02%
Brookfield Property REIT, Inc., 6.375%	418		10,337
TOTAL PREFERRED STOCKS (Cost $10,362)			10,337

CONTINGENT VALUE RIGHTS - 0.09% (a)(f)
Alder Biopharmaceuticals, Inc.	31,310		36,006
Ligand Pharmaceuticals	7,028		7,907
Media General, Inc. (e)	8,397		252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			44,165

RIGHTS - 0.01% (a)
Bristol-Myers Squibb Company	6,945		7,119
TOTAL RIGHTS (Cost $0)			7,119

WARRANTS - 0.45% (a)
ACE Convergence Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50 (b)	11,270		21,977
Ajax I Class A
Expiration: December 2026, Exercise Price: $11.50 (b)	5,573		9,418
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	2,642		–
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	4,782		6,025
Artius Acquisition, Inc.
Expiration: July 2026, Exercise Price: $11.50 (b)	8,091		13,917
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	1,800		1,890
CEC BRANDS LLC
Expiration: December 2025, Exercise Price: $21.88 (d)(g)	2,163		2,704
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	545		436
Churchill Capital Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	421		4,694
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	3,302		3,962
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	2,204		2,711
D8 Holdings Corporation Class A
Expiration: August 2027, Exercise Price: $11.50 (b)	12,200		14,030
E.Merge Technology Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	5,666		5,383
Equity Distribution Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50	8,317		8,982
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	11,485		13,323
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	2,390		2,796
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	2,479		1,760
Gores Holdings V, Inc. Class A
Expiration: August 2027, Exercise Price: $11.50	542		840
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	3,215		2,025
Highcape Capital Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50	9,869		32,272
Hudson Executive Investment Corporation
Expiration: June 2025, Exercise Price: $11.50	17,327		25,124
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)(f)	4,193		3,732
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	1,104		3,036
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	4,297		2,793
LGL Systems Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	7,049		8,882
Marlin Technology Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	3,139		2,291
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	1,450		1,233
Motive Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	3,398		2,990
Pontem Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	2,248		1,686
Prospector Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	2,213		2,235
Revolution Acceleration Acquisition Corporation Class A
Expiration: December 2026, Exercise Price: $11.50	1,759		3,483
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	2,283		1,622
VG Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50 (b)	4,113		6,910
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	9,659		20,284
TOTAL WARRANTS (Cost $277,153)			235,446

	Principal Value
BANK LOANS - 1.61%
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023 (f)(i)	$156,968		155,619
Cyxtera DC Holdings, Inc.
8.250% (3 Month LIBOR USD + 7.250%), 5/1/2025 (f)(i)	66,000		65,505
McGraw-Hill Global Education Holdings LLC
5.750% (3 Month U.S. LIBOR + 4.000%), 5/4/2022 (f)(i)	137,563		137,993
RentPath LLC
8.000% (1 Month U.S. LIBOR + 7.000%), 12/14/2025 (f)(i)	14,246		14,389
8.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	229,000		208,390
Watts Guerra LLP
8.000%, 12/31/2022 (d)(g)	264,000		264,000
TOTAL BANK LOANS (Cost $837,526)			845,896

CORPORATE BONDS - 4.87% (f)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	51,000		52,606
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	56,000		57,890
8.000%, 10/15/2025 (h)	181,000		192,863
Diamond Resorts International, Inc.
10.750%, 9/1/2024 (h)	220,000		233,672
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
9.875%, 5/1/2024 (h)	289,000		304,714
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	172,000		174,136
Ingram Micro, Inc.
5.450%, 12/15/2024	230,000		262,320
Michaels Stores, Inc.
4.750%, 10/1/2027 (h)	245,000		266,805
Navistar International Corporation Class B
6.625%, 11/1/2025 (h)	255,000		264,889
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	61,000		61,074
Solera LLC / Solera Finance, Inc.
10.500%, 3/1/2024 (h)	67,000		69,301
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	80,000		83,750
Tempo Acquisition LLC / Tempo Acquisition Finance Corporation
6.750%, 6/1/2025 (h)	376,000		384,695
WPX Energy, Inc.
5.875%, 6/15/2028	135,000		148,982
TOTAL CORPORATE BONDS (Cost $2,524,073)			2,557,697

	Contracts (100 shares per contract)	Notional Amount
PURCHASED OPTIONS - 0.20% (a)
PURCHASED CALL OPTIONS - 0.03%
Analog Devices, Inc.
Expiration: June 2021, Exercise Price: $180.00	27	$ 418,716	3,510
Marvell Technology Group Ltd. ADR
Expiration: August 2021, Exercise Price: $65.00	93	455,514	10,974
			14,484
PURCHASED PUT OPTIONS - 0.17%
Apollo Global Management, Inc.
Expiration: May 2021, Exercise Price: $43.00	25	117,525	3,150
Expiration: May 2021, Exercise Price: $45.00	52	244,452	7,800
The Hartford Financial Services Group, Inc.
Expiration: May 2021, Exercise Price: $55.00	15	100,185	637
Expiration: May 2021, Exercise Price: $60.00	19	126,901	2,432
Jazz Pharmaceuticals plc ADR
Expiration: June 2021, Exercise Price: $140.00	1	16,437	220
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $30.00	19	45,619	15,675
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $390.00	9	356,697	2,601
Expiration: May 2021, Exercise Price: $390.00	18	713,394	13,014
Tilray, Inc.
Expiration: June 2021, Exercise Price: $25.00	44	100,012	28,601
Expiration: June 2021, Exercise Price: $30.00	15	34,095	15,600
			89,730
TOTAL PURCHASED OPTIONS (Cost $174,658)			104,214

	Shares
ESCROW NOTES - 5.41% (a)(f)
Allergro Merger Corporation	2,503		64
Altaba, Inc.	195,789		2,841,388
AMR Corporation	7,668		843
TOTAL ESCROW NOTES (Cost $2,220,991)			2,842,295

SHORT-TERM INVESTMENTS - 6.39%
MONEY MARKET FUNDS - 6.39% (c)
Goldman Sachs Government Fund, Class FST, 0.04%	2,580,000		2,580,000
JPMorgan U.S. Government Money Market Fund, Class IM, 0.04%	779,186		779,186
TOTAL SHORT-TERM INVESTMENTS (Cost $3,359,186)			3,359,186
TOTAL LONG INVESTMENTS (Cost $48,523,169) - 96.57%			50,731,737

SHORT INVESTMENTS - (2.29)%
COMMON STOCKS - (2.11)%
APPLICATION SOFTWARE - (0.04)%
salesforce.com, Inc.	(101)		(21,399)
ELECTRONIC COMPONENTS - (0.66)%
II-VI, Inc.	(5,056)		(345,679)
FINANCIAL EXCHANGES & DATA - (0.16)%
S&P Global, Inc.	(235)		(82,925)
LIFE SCIENCE TOOLS & SERVICES - (0.11)%
ICON plc - ADR	(306)		(60,089)
PHARMACEUTICALS - (0.03)%
Jazz Pharmaceuticals plc - ADR	(113)		(18,574)
RAILROADS - (0.73)%
Canadian Pacific Railway Ltd. - ADR	(1,006)		(381,566)
REGIONAL BANKS - (0.20)%
Huntington Bancshares, Inc.	(6,763)		(106,314)
SEMICONDUCTORS - (0.11)%
Marvell Technology Group Ltd. - ADR	(1,136)		(55,641)
TIRES & RUBBER - (0.07)%
The Goodyear Tire & Rubber Company	(2,199)		(38,636)
TOTAL COMMON STOCKS (Proceeds $1,096,487)			(1,110,823)
	Principal Amount
CORPORATE BONDS - (0.18)%
Devon Energy Corporation
5.850%, 12/15/2025	$(81,000)		(94,504)
TOTAL CORPORATE BONDS (Proceeds $90,112)			(94,504)
TOTAL SHORT INVESTMENTS (Proceeds $1,186,599) - (2.29)%			(1,205,327)

TOTAL NET INVESTMENTS
(Cost $47,336,570) - 94.28%			49,526,410
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.72%			3,005,276
TOTAL NET ASSETS - 100.00%			$52,531,686

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (m) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2021, these securities represent 4.09% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	Represents unfunded commitments.

(m)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Private Investment in Public Equity. The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$32,242,664	$-	$-	$32,242,664
Special Purpose Acquisition Companies	8,236,364	144,354	-	8,380,718
Private Investment in Public Equity	-	102,000	-	102,000
Preferred Stocks	10,337	-	-	10,337

Contingent Value Rights	-	44,165	-	44,165
Rights	7,119	-	-	7,119
Warrants	229,010	3,732	2,704	235,446
Bank Loans	-	581,896	264,000	845,896
Corporate Bonds	-	2,557,697	-	2,557,697
Purchased Option Contracts	104,214	-	-	104,214
Escrow Notes	-	2,842,295	-	2,842,295
Short-Term Investments	3,359,186	-	-	3,359,186
Forward Currency Exchange Contracts**	-	65,922	-	65,922
Total	$44,188,894	$6,342,061	$266,704	$50,797,659

Liabilities
Short Common Stocks*	$(1,110,823)	$-	$-	$(1,110,823)
Short Corporate Bonds	-	(94,504)	-	(94,504)
Written Option Contracts	(78,638)	-	-	(78,638)
Forward Currency Exchange Contracts**	-	(91,402)	-	(91,402)
Swap Contracts**	-	(1,064,345)	-	(1,064,345)
Total	$(1,189,461)	$(1,250,251)	$-	$(2,439,712)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2021, the value of these securities was $266,704. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (m). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Private Investment in Public Equity	Warrants	Bank Loans	Total Investment
Balance as of December 31, 2020	$497,000	$684,045	$2,100	$264,000	$1,447,145
Purchases on Investments	-	-	106,488	-	106,488
(Sales) of Investments	(536,651)	(511,625)	(106,502)	-	(1,154,778)
Realized (Gain) Loss	49,360	421,625	-	-	470,985
Transfers Into Level 3	-	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	(9,709)	(594,045)	618	-	(603,136)
Balance as of March 31, 2021	$-	$-	$2,704	$264,000	$266,704

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2021	$-	$-	$(105,003)	$-	$(105,003)

*	Amount less than $0.50.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at March 31, 2021 totals $(603,136).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of March 31, 2021 for the Fund are as follows:

	Description	Fair Value at March 31, 2021		Valuation Technique	Unobservable Input	Input Values (Ranges)
	Warrant	$-	*	Projected Final Exercise Price**	Value of Final Exercise Price	$0.00 - $0.01
	Warrant	$2,704		Projected Final Exercise Price	Expected Recovery	$1.25
*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At March 31, 2021, the net value of these securities was $264,000. The inputs for these  investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2021 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
American Equity Investment Life Holding Company
Expiration: May 2021, Exercise Price: $25.00	(1)	$(3,153)	$(653)
Apollo Global Management, Inc.
Expiration: May 2021, Exercise Price: $47.00	(25)	(117,525)	(6,825)
Expiration: May 2021, Exercise Price: $48.00	(52)	(244,452)	(9,360)
CoreLogic, Inc.
Expiration: April 2021, Exercise Price: $80.00	(37)	(293,225)	(1,295)
Expiration: May 2021, Exercise Price: $80.00	(8)	(63,400)	(560)
Extended Stay America, Inc.
Expiration: April 2021, Exercise Price: $19.65	(48)	(94,800)	(960)
The Hartford Financial Services Group, Inc.
Expiration: May 2021, Exercise Price: $65.00	(34)	(227,086)	(16,150)
Jazz Pharmaceuticals plc ADR
Expiration: June 2021, Exercise Price: $170.00	(1)	(16,437)	(839)
Marvell Technology Group Ltd. ADR
Expiration: August 2021, Exercise Price: $80.00	(93)	(455,514)	(3,069)
The Michaels Cos, Inc.
Expiration: April 2021, Exercise Price: $22.50	(48)	(105,312)	(240)
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $45.00	(19)	(45,619)	(2,660)
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $400.00	(25)	(990,825)	(5,885)
Expiration: April 2021, Exercise Price: $405.00	(3)	(118,899)	(354)
Tilray, Inc.
Expiration: June 2021, Exercise Price: $25.00	(22)	(50,006)	(8,910)
Expiration: June 2021, Exercise Price: $30.00	(37)	(84,101)	(11,008)
			(68,768)
WRITTEN PUT OPTIONS
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $22.50	(38)	(91,238)	(9,614)
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $360.00	(2)	(79,266)	(88)
Expiration: April 2021, Exercise Price: $365.00	(3)	(118,899)	(168)
			(9,870)
TOTAL WRITTEN OPTIONS
(Premiums received $97,636)			$(78,638)

ETF - Exchange-Traded Fund

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2021 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2021	Currency to be Received		March 31, 2021	(Depreciation)*
4/9/2021	JPM	631,674	AUD	$479,814	452,633	USD	$452,633	$(27,181)
4/14/2021	JPM	270	EUR	317	333	USD	333	16
4/14/2021	JPM	322	USD	322	270	EUR	316	(6)
4/22/2021	GS	353,468	EUR	414,700	434,133	USD	434,133	19,433
5/17/2021	JPM	135,358	EUR	158,893	166,205	USD	166,205	7,312
5/17/2021	JPM	6,177	USD	6,177	5,024	EUR	5,898	(279)
6/16/2021	GS	458,141	EUR	538,153	557,072	USD	557,072	18,919
6/23/2021	JPM	3,220	EUR	3,783	3,849	USD	3,849	66
6/23/2021	JPM	4,120,800	JPY	37,247	39,734	USD	39,734	2,487
6/23/2021	JPM	39,298	USD	39,298	4,120,800	JPY	37,247	(2,051)
12/15/2021	GS	1,296,132	EUR	1,529,156	1,573,606	USD	1,573,606	44,450
5/12/2021	GS	663,460	GBP	914,766	896,478	USD	896,478	(18,288)
5/12/2021	JPM	48,882	GBP	67,398	67,452	USD	67,452	54
5/12/2021	GS	48,019	USD	48,019	35,849	GBP	49,427	1,408
5/13/2021	JPM	428,830	GBP	591,265	573,601	USD	573,601	(17,664)
5/18/2021	JPM	1,200,868	GBP	1,655,760	1,601,299	USD	1,601,299	(54,461)
5/18/2021	JPM	2,054	USD	2,054	1,536	GBP	2,118	64
5/4/2021	JPM	655,617	HKD	84,341	84,582	USD	84,582	241
				$6,571,463			$6,545,983	$(25,480)

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
March 31, 2021 (Unaudited)
								Unrealized
			Pay/Receive on					Appreciation
Counterparty	Security	Termination Date	Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Beijing Jingneng Clean Energy Company, Ltd. Class H	12/1/2021	Pay	0.550% + Overnight Rate	Quarterly	242,821	$ 80,040	$(25,091)
BAML	Bristol-Myers Squibb Company CVR	2/2/2022	Pay	0.000%**	Monthly	5,135	-	5,263
BAML	Brookfield Property Partners LP	1/5/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	12,586	214,851	9,008
JPM	Coca-Cola Amatil Ltd.	10/26/2021	Pay	0.550% + Overnight Rate	Quarterly	49,543	439,790	65,456
GS	Dialog Semiconductor plc	2/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	19,202	1,501,744	(55,854)
GS	G4S plc	10/14/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	193,331	620,378	32,504
JPM	G4S plc	3/10/2022	Pay	0.450% + Overnight Rate	Quarterly	17,608	59,333	125
GS	GrandVision N.V.	2/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	12,414	376,854	5,955
JPM	Groupe Bruxelles Lambert S.A.	7/20/2021	Pay	0.550% + Overnight Rate	Quarterly	1,582	137,364	26,337
JPM	RSA Insurance Group plc	11/6/2021	Pay	0.450% + Overnight Rate	Quarterly	175,086	1,561,017	82,362
BAML	Signature Aviation plc	3/23/2022	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	25,545	142,555	(192)
GS	Siltronic AG	3/3/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	3,220	542,177	(23,051)
JPM	Suez	10/9/2021	Pay	0.550% + Overnight Rate	Quarterly	7,717	145,880	17,516
BAML	Willam Hill plc	11/16/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	64,145	227,492	13,007
JPM	Willam Hill plc	9/25/2021	Pay	0.450% + Overnight Rate	Quarterly	88,366	324,322	6,954
BAML	Xilinx, Inc.	1/11/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	174	26,229	(4,676)

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Advanced Micro Devices, Inc.	11/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(11,178)	(961,805)	84,272
JPM	Advanced Micro Devices, Inc.	10/27/2021	Pay	(0.600)% + Overnight Rate	Quarterly	(8,654)	(717,060)	37,542
JPM	American Airlines Group, Inc.	7/20/2021	Pay	(0.600)% + Overnight Rate	Quarterly	(70)	(803)	(870)
BAML	Analog Devices, Inc.	7/30/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(13,720)	(1,654,865)	(472,950)
GS	Aon plc	4/23/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(15,465)	(3,081,687)	(477,239)
BAML	Apollo Global Management, Inc.	3/15/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(3,836)	(185,983)	5,639
GS	AstraZeneca plc	12/15/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(35,005)	(1,794,036)	53,452
JPM	Basket of Swaps	7/20/2021	Pay	(0.950)% + Overnight Rate	Quarterly	(1,187)	(134,138)	(20,371)
BAML	Brookfield Asset Management, Inc.	1/4/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(4,202)	(167,836)	(19,166)
GS	ICON plc	3/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(1,876)	(341,503)	(26,914)
BAML	Marvell Technology Group Ltd.	10/29/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(29,589)	(1,322,475)	(126,891)
JPM	Marvell Technology Group Ltd.	1/27/2022	Pay	(0.600)% + Overnight Rate	Quarterly	(729)	(37,247)	1,531
GS	S&P Global, Inc.	3/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(681)	(233,392)	(6,931)
JPM	S&P Global, Inc.	1/15/2022	Pay	(0.600)% + Overnight Rate	Quarterly	(5,542)	(1,701,214)	(254,817)
GS	salesforce.com, Inc.	12/4/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(4,146)	(941,858)	63,378
GS	Teledyne Technologies, Inc.	1/14/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(2,353)	(913,775)	(59,633)
								$(1,064,345)
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Rate	- Overnight Banking Funding Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).